SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Reportable Segments [Line Items]
Sales	$ 2,609,559	$ 373,218
Interest revenue	638,310	250,064
Loss from operations	(9,918,132)	(4,913,007)
Net (loss) income and comprehensive (loss) income	(3,648,683)	(5,045,420)
Share of income (loss) from joint venture	5,812,219	(301,793)
Operating
Disclosure Of Reportable Segments [Line Items]
Sales	2,609,559	370,418
Interest revenue	70,370	0
Loss from operations	(3,499,383)	(649,332)
Net (loss) income and comprehensive (loss) income	2,330,611	(951,126)
Share of income (loss) from joint venture	5,812,219	(301,793)
Other
Disclosure Of Reportable Segments [Line Items]
Sales	0	2,800
Interest revenue	567,940	250,064
Loss from operations	(6,418,749)	(4,263,675)
Net (loss) income and comprehensive (loss) income	(5,979,294)	(4,094,294)
Share of income (loss) from joint venture	$ 0	$ 0